Leases - Additional information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation Of Leases For Lessee [Line Items]
Contractual capital commitments	£ 8	£ 5
Finance lease receivable increased (decreased)	£ (21)	£ 6